Derivatives	12 Months Ended
Dec. 31, 2022
Derivatives
Derivatives

14 Derivatives

Derivative is a term covering a wide range of financial instruments that derive their fair value from an underlying rate or price, for example interest rates or exchange rates (the underlying). NatWest Group uses derivatives as a part of its trading activities, to manage its own risks such as interest rate, foreign exchange, or credit risk and in certain customer transactions. This note shows contracted volumes of derivatives, how they are used for hedging purposes and more specifically the effects of the application of hedge accounting.

For accounting policy information see Accounting policies note 3.8 and 3.12.

	2022			2021
	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts	3,168	45,829	45,237	3,167	38,517	39,286
Interest rate contracts	10,742	53,480	48,535	8,919	67,458	61,206
Credit derivatives	15	236	275	14	154	343
Equity and commodity contracts	—	—	—	—	10	—
		99,545	94,047		106,139	100,835

NatWest Group applies hedge accounting to reduce the accounting mismatch caused in the income statement by using derivatives to hedge the following risks: interest rate, foreign exchange and the foreign exchange risk associated with net investment in foreign operations.

NatWest Group’s interest rate hedging relates to the management of NatWest Group’s non-trading structural interest rate risk, caused by the mismatch between fixed interest rates and floating interest rates on its financial instruments. NatWest Group manages this risk within approved limits. Residual risk positions are hedged with derivatives, principally interest rate swaps.

Suitable larger fixed rate financial instruments are subject to fair value hedging in line with documented risk management strategies

Cash flow hedges of interest rate risk relate to exposures to the variability in future interest payments and receipts due to the movement of benchmark interest rates on forecast transactions and on financial assets and financial liabilities. This variability in cash flows is hedged by interest rate swaps, which convert variable cash flows into fixed. For these cash flow hedge relationships, the hedged items are actual and forecast variable interest rate cash flows arising from financial assets and financial liabilities with interest rates linked to the relevant benchmark rates, most notably USD LIBOR, SOFR, EURIBOR, SONIA and the Bank of England Official Bank Rate. The variability in cash flows due to movements in the relevant benchmark rate is hedged; this risk component is identified using the risk management systems of NatWest Group and encompasses the majority of cash flow variability risk.

14 Derivatives continued

Fair value hedges of interest rate risk involve interest rate swaps transforming the fixed interest rate risk in financial assets and financial liabilities to floating. The hedged risk is the risk of changes in the hedged item’s fair value attributable to changes in the benchmark interest rate risk component of the hedged item. The significant benchmarks identified as risk components are USD LIBOR, SOFR, EURIBOR and SONIA. These risk components are identified using the risk management systems of NatWest Group and encompass the majority of the hedged item’s fair value risk.

NatWest Group hedges the exchange rate risk of its net investment in foreign currency denominated operations with currency borrowings and forward foreign exchange contracts. NatWest Group reviews the value of the investments’ net assets, executing hedges where appropriate to reduce the sensitivity of capital ratios to foreign exchange rate movement. Hedge accounting relationships will be designated where required.

Exchange rate risk also arises in NatWest Group where payments are denominated in currencies other than the functional currency. Residual risk positions are hedged with forward foreign exchange contracts, fixing the exchange rate the payments will be settled in. The derivatives are documented as cash flow hedges.

For all cash flow hedging and fair value hedge relationships, and net investment hedging, NatWest Group determines that there is an adequate level of offsetting between the hedged item and hedging instrument at inception and on an ongoing basis. This is achieved by comparing movements in the fair value of the expected highly probable forecast cash flows/fair value of the hedged item attributable to the hedged risk with movements in the fair value of the expected changes in cash flows from the hedging instruments. The method used for comparing movements is either regression testing or the dollar offset method. The method for testing effectiveness and the period over which the test is performed depends on the applicable risk management strategy and is applied consistently to each risk management strategy. Hedge effectiveness is assessed on a cumulative basis and the determination of effectiveness is in line with the requirements of IAS39.

NatWest Group uses either the actual ratio between the hedged item and hedging instrument(s) or one that minimises hedge ineffectiveness to establish the hedge ratio for hedge accounting. Hedge ineffectiveness is measured in line with the requirements of IAS39 and recognised in the income statement as it arises.

Included in the table below are derivatives held for hedging purposes as follows:

	2022				2021
				Changes in fair				Changes in fair
				value used for				value used for
	Notional	Assets	Liabilities	hedge ineffectiveness (1)	Notional	Assets	Liabilities	hedge ineffectiveness (1)
	£bn	£m	£m	£m	£bn	£m	£m	£m
Fair value hedging
Interest rate contracts	58.7	1,554	3,009	482	65.6	1,176	2,057	897

Cash flow hedging
Interest rate contracts	167.6	2,681	6,207	(3,342)	133.1	952	1,149	(931)
Exchange rate contracts	6.3	142	112	(3)	7.3	30	109	27

Net investment hedging
Exchange rate contracts	0.5	1	9	4	0.5	11	1	7
	233.1	4,378	9,337	(2,859)	206.5	2,169	3,316	—
IFRS netting/Clearing house settlements		(4,235)	(9,205)			(2,125)	(3,196)
		143	132			44	120

(1)	The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.

14 Derivatives continued

The following table shows the period in which the notional of hedging contract ends:

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years	20+ years	Total
2022	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Fair value hedging
Hedging assets - interest rate risk	0.5	1.9	4.7	4.9	4.2	2.5	1.1	19.8
Hedging liabilities - interest rate risk	1.0	2.9	14.6	10.3	9.6	0.5	—	38.9
Cash flow hedging
Hedging assets
Interest rate risk	6.6	9.4	46.5	21.9	10.1	—	—	94.5
Average fixed interest rate (%)	1.36	1.98	1.71	2.04	1.02	3.12	—	1.72
Hedging liabilities
Interest rate risk	17.3	26.8	15.7	5.1	7.5	0.7	—	73.1
Average fixed interest rate (%)	1.27	0.95	2.75	1.03	2.68	4.55	—	1.63
Hedging assets
Exchange rate risk	0.1	—	—	—	—	—	—	0.1
Hedging liabilities
Exchange rate risk	—	1.1	2.8	2.1	0.2	—	—	6.2
Net investment hedging
Exchange rate risk	0.5	—	—	—	—	—	—	0.5
2021
Fair value hedging
Hedging assets - interest rate risk	0.9	2.5	5.5	5.7	6.2	4.9	4.5	30.2
Hedging liabilities - interest rate risk	1.1	4.2	11.8	9.3	8.4	0.6	0.0	35.4
Cash flow hedging
Hedging assets
Interest rate risk	5.4	8.1	14.3	24.5	11.4	—	—	63.7
Average fixed interest rate (%)	1.40	1.19	1.35	0.65	0.82	—	—	0.97
Hedging liabilities
Interest rate risk	8.8	21.1	33.0	3.3	2.5	0.7	—	69.4
Average fixed interest rate (%)	0.50	0.24	0.41	0.47	1.01	4.55	—	0.44
Hedging assets
Exchange rate risk	—	—	—	—	—	—	—	—
Hedging liabilities
Exchange rate risk	0.1	2.4	3.5	1.3	—	—	—	7.3
Net investment hedging
Exchange rate risk	0.5	—	—	—	—	—	—	0.5

For cash flow hedging of exchange rate risk, the average foreign exchange rates applicable across the relationships were as below for the main currencies hedged.

	2022	2021
INR/GBP	100.54	106.58
USD/GBP	1.29	1.38
CHF/GBP	1.15	1.25
JPY/GBP	132.89	132.93
JPY/USD	128.29	n/a
NOK/USD	9.21	n/a
CNH/GBP	n/a	8.74

For net investment hedging of exchange rate risk, the average foreign exchange rates applicable were as below for the main currencies hedged.

	2022	2021
SEK/GBP	13.23	11.74
DKK/GBP	n/a	8.85
NOK/GBP	12.34	12.12
AED/USD	4.42	3.67
USD/GBP	1.20	1.32

14 Derivatives continued

The table below analyses assets and liabilities subject to hedging derivatives.

				Impact on
			Changes in fair	hedged items
	Carrying value	Impact on	value used as	ceased to be
	of hedged	hedged items	a basis to	adjusted for
	assets and	included in	determine	hedging
	liabilities	carrying value	ineffectiveness (1)	gains or losses
2022	£m	£m	£m	£m
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	5,764	(526)	(1,236)	63
Other financial assets - securities	12,897	(922)	(2,525)	(2)
Total	18,661	(1,448)	(3,761)	61

Bank and customer deposits	565	(3)	3	—
Other financial liabilities - debt securities in issue	35,856	(2,222)	2,790	—
Subordinated liabilities	5,504	(547)	526	—
Total	41,925	(2,772)	3,319	—

Cash flow hedging - interest rate
Loans to banks and customer - amortised cost (2)	93,212		5,263
Other financial assets - securities	1,176		73
Total	94,388		5,336

Bank and customer deposits	72,610	—	(2,008)	—
Other financial liabilities - debt securities in issue	571	—	(46)	—
Total	73,181	—	(2,054)	—

Cash flow hedging - exchange rate
Loans to banks and customer - amortised cost (2)	—		—
Other financial assets - securities	—		—
Total	—		—

Other financial liabilities - debt securities in issue	4,141		(2)
Subordinated liabilities	—		—
Other	204		5
Total	4,345		3

2021
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	6,603	701	(478)	69
Other financial assets - securities	30,882	518	(1,576)	—
Total	37,485	1,219	(2,054)	69

Other financial liabilities - debt securities in issue	34,371	454	953	—
Subordinated liabilities	6,235	(9)	255	—
Total	40,606	445	1,208	—

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	63,025		1,984
Other financial assets - securities	714		26
Total	63,739		2,010

Bank and customer deposits	68,383		(1,084)
Other financial liabilities - debt securities in issue	1,006		(21)
Total	69,389		(1,105)

Cash flow hedging - exchange rate
Loans to banks and customer - amortised cost	21		—
Other financial assets - securities	2		—
Total	23		—

Cash flow hedging - exchange rate
Other financial liabilities - debt securities in issue	6,337		(5)
Subordinated liabilities	742		(12)
Other	200		(10)
Total	7,279		(27)

(1)The change in fair value used for hedge ineffectiveness includes instruments that were derecognised in the year.
(2)Includes cash and balances at central banks.

14 Derivatives continued

The following table shows an analysis of the pre-tax cash flow hedge reserve and foreign exchange hedge reserve.

	2022		2021
		Foreign		Foreign
	Cash flow	exchange	Cash flow	exchange
	hedge reserve	hedge reserve	hedge reserve	hedge reserve
	£m	£m	£m	£m
Continuing
Interest rate risk	(3,576)	—	(295)	—
Foreign exchange risk	16	(85)	23	53
De-designated
Interest rate risk	(297)	—	(297)	—
Foreign exchange risk	20	(880)	10	(759)
Total	(3,837)	(965)	(559)	(706)

	2022		2021
		Foreign		Foreign
	Cash flow	exchange hedge	Cash flow	exchange hedge
	hedge reserve	reserve	hedge reserve	reserve
	£m	£m	£m	£m
Amount recognised in equity
Interest rate risk	(2,997)	(64)	(700)	—
Foreign exchange risk	24	(202)	13	88
Total	(2,973)	(266)	(687)	88

Amount transferred from equity to earnings
Interest rate risk to net interest income	(252)	—	(181)	—
Interest rate risk to non-interest income (1)	(21)	—	20	—
Interest rate risk to operating expenses	(14)	—	—	—
Foreign exchange risk to net interest income	(29)	—	(4)	2
Foreign exchange risk to non-interest income	15	7	1	(2)
Foreign exchange risk to operating expenses	(3)	—	3	—
Total	(304)	7	(161)	—

(1)	There was £21 million (2021 - £20 million) reclassified with the cash flow reserve to earnings due to forecasted cash flows that are no longer expected to occur.

Hedge ineffectiveness recognised in other operating income comprises:

	2022	2021	2020
	£m	£m	£m
Fair value hedging
(Loss)/gain on hedged items attributable to the hedged risk	(442)	(846)	877
Gain/(loss) on the hedging instruments	482	897	(875)
Fair value hedging ineffectiveness	40	51	2
Cash flow hedging
Interest rate risk	(60)	(26)	22
Cash flow hedging ineffectiveness	(60)	(26)	22
Total	(20)	25	24

The main sources of ineffectiveness for interest rate risk hedge accounting relationships are:

-

The effect of the counterparty credit risk on the fair value of the interest rate swap which is not reflected in the fair value of the hedged item attributable to the change in interest rate (fair value hedge).

-	Differences in the repricing basis between the hedging instrument and hedged cash flows (cash flow hedge); and
-	Upfront present values on the hedging derivatives where hedge accounting relationships have been designated after the trade date (cash flow hedge and fair value hedge).